SUPPLEMENTARY INFORMATION (Schedule of Cost of Revenues) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Industrial operations:
Materials consumed	$ 1,635	$ 994	$ 1,746
Payroll and related expenses	479	503	373
Subcontracted work	278	312	244
Depreciation and amortization	2	3	3
Other production expenses	751	667	595
Total cost of revenues	$ 3,145	$ 2,479	$ 2,961